UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/99

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		5/7/99

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 24
Form 13F Information Table Value Total: 227,166,771
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
							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer			Title of Class	CUSIP	       (x$1000)        PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE

Abraxas Pete Corp		COM	  	003830106	712	 	407,000 	x				 407,000
Apache Corp			COM	  	037411105	22,096		847,800 	x				 847,800
Burlington Resources Inc.	COM	  	122014103	9,661	 	241,900 	x				 241,900
Collagen Aesthetics Inc.	COM	  	194194106	4,528	 	337,000 	x				 337,000
Columbia HCA Healthcare		COM	  	197677107	2,367	 	125,000 	x				 125,000
Corporate Express		COM	  	219888104	21,598	 	4,163,400	x				 4,163,400
Great Atlantic & Pacific 	COM	  	390064903	2,187	 	72,900 		x				 72,900
Grand Union Co.			COM	  	386532402	30,305		 2,835,518 	x				 2,835,518
Laser Mortgage Mgmt.		COM	  	51806D100	1,831	 	 336,735 	x				 336,735
Matsushita Electric Ind		ADR  	  	576879209	11,919		 613,000 	x				 613,000
Mentor Corp.			COM 	  	587188103	7,344	 	 500,000 	x				 500,000
Mesabi Trust UBI		CFT BEN IN	590672101	1,587	 	 528,900 	x				 528,900
Noble Affiliates Inc.		COM	  	654894104	14,671	 	 505,900 	x				 505,900
Ocean Energy Inc.		COM NEW	  	674812201	15,747	 	 2,311,500 	x				 2,311,500
Octel Corp.			COM	  	675727101	1,763	 	 143,900	x				 143,900
Paragon Trade Brands Inc.	COM	  	69912k107	2,495	 	 998,100	x				 998,100
Pepsico Inc.			COM	  	713448108	34,407		 878,000	x				 878,000
Quorum Health Group Inc.	COM	  	749084109	3,250	 	 325,000	x				 325,000
Sony Corp.			ADR NEW	  	835699307	5,438	 	 59,000 	x				 59,000
Telecelular Sul Part S A	SPONS ADR PFD   879238103	1,339	 	 70,000 	x				 70,000
Union Pacific Resources Grp.	COM	        907834105	7,719	 	 650,000 	x				 650,000
U.S. Office Products Co.	COM NEW	        912325305	4,662	 	 1,165,500 	x				 1,165,500
Ventas Inc.			COM	        92276F100	11,439	 	 1,906,500 	x				 1,906,500
Vitro SA ADR			SPONS ADR       928502301	8,103		 1,394,000 	x				 1,394,000
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